CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS - OPERATING ACTIVITIES
Net income for the year	$ 28,118	$ 22,175	$ 2,631
Adjustments to reconcile net income to net cash from (used in) operations:
Depreciation and amortization	1,700	1,260	1,254
Amortization of deferred stock-based compensation	1,435	710	454
Deferred income taxes	(2,500)
Increase (decrease) in liability for employee termination benefits, net	43	108	(159)
Increase in trade accounts receivables	(240)	(1,617)	(8,762)
Decrease (increase) in inventories	(1,056)	(7,526)	2,695
Decrease (increase) in other current and long term assets	(305)	197	(421)
Increase (decrease) in trade accounts payables and other long term liabilities	(1,639)	6,242	234
Increase in other current liabilities	159	2,740	1,169
Increase (decrease) in short and long term deferred income	(614)	1,543	(882)
Net cash provided by (used in) operating activities	25,101	25,832	(1,787)
CASH FLOWS - INVESTING ACTIVITIES
Increase in short-term interest-bearing bank deposits	(30,685)	(26,955)	(8,510)
Investments in short-term held to maturity securities	(1,582)
Investment in long-term interest-bearing bank deposits	86	(70)	(17)
Purchase of fixed assets	(2,307)	(1,565)	(403)
Net cash used in investing activities	(34,488)	(28,590)	(8,930)
CASH FLOWS - FINANCING ACTIVITIES
Shares issued in a public offering		16,968
Shares issued under employee share-based plans	2,709	1,323	1,253
Net cash provided by financing activities	2,709	18,291	1,253
Increase (decrease) in cash and cash equivalents	(6,678)	15,533	(9,464)
Cash and cash equivalents - beginning of year	25,394	9,861	19,325
Cash and cash equivalents - end of year	18,716	25,394	9,861
SCHEDULE A -NON CASH ACTIVITIES
Transfer of assets from inventory to fixed assets	$ 2,297	$ 626	$ 218